INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

15. INCOME TAXES

	Year ended December 31, 2025	Year ended December 31, 2024
Net loss before income tax	$79,361	$17,361
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax rate	21,428	4,687
Tax effect of:
Permanent differences and other	(568)	(2,006)
Impact of Investment in Big Ridge Gold Corp.	-	(3,188)
Impact of Cameron Gold held for sale	(2,980)	-
Impact of disposal of subsidiaries	1,205	-
Flow-though eligible expenditures	(1,917)	(1,400)
Share issue costs	433	151
Difference in tax rates in other provinces	(350)	(2)
Flow-through share premium liability	1,442	2,047
Changes in unrecognized deferred tax assets	(17,251)	1,758

Income tax recovery	$1,442	$2,047

Deferred tax assets and liabilities are offset if they relate to the same taxable entity and the same taxation authority.

Recognized deferred income tax assets (liabilities) are arising from:

	December 31, 2025	December 31, 2024
Non-capital loss carryforwards	$5,662	$6,934
Mineral properties	(16,628)	(11,374)
Other	(78)	(125)
Silver stream derivative liability	11,044	4,565
Total	$-	$-

Deferred tax assets have not been recognized in respect of the following temporary differences:

	December 31, 2025	December 31, 2024
Non-capital loss carryforwards	$88,600	$62,746
Investment in PC Gold	14,476	14,473
Silver Stream derivative liability	41,245	-
Investment tax credits	3,636	5,236
Other	3,985	25,594
Undeducted financing costs	2,924	886
Property and equipment	2,066	2,584
Mineral properties	6,898	478
Capital loss carryforwards	50,530	41,861
Total	$214,360	$153,858

As at December 31, 2025, the Company and its subsidiaries had unrecognized Canadian non-capital loss carryforwards of approximately $109,960,000 (December 31, 2024 - $88,904,000) which expire between the years 2026 and 2045, unrecognized Canadian capital loss carryforwards of approximately $47,907,000 (December 31, 2024- $41,861,000) which can be carried forward indefinitely, unrecognized Canadian investment tax credits of approximately $3,636,000 (December 31, 2024 - $5,236,000) which expire between the years 2026 and 2044.